Long-Term Debt	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Long-Term Debt
7.	Long-Term Debt

	June 30, 2014 $	December 31, 2013 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	175,000	235,000
U.S. Dollar-denominated Term Loan due through 2018	98,472	103,207
U.S. Dollar-denominated Term Loan due through 2018	120,833	125,000
U.S. Dollar-denominated Term Loan due through 2018	130,000	—
U.S. Dollar-denominated Term Loan due through 2019	284,477	296,935
U.S. Dollar-denominated Term Loan due through 2021	291,650	297,956
U.S. Dollar-denominated Term Loan due through 2021	99,015	102,372
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Norwegian Kroner-denominated Bond due in 2017	114,135	115,296
Norwegian Kroner-denominated Bond due in 2018	146,745	148,238
Euro-denominated Term Loans due through 2023	330,846	340,221

Total	1,804,455	1,777,507
Less current portion	161,596	97,114

Total	1,642,859	1,680,393

As at June 30, 2014, the Partnership had three long-term revolving credit facilities available, which, as at such date, provided for borrowings of up to $410.6 million, of which $235.6 million was undrawn. Interest payments are based on LIBOR plus margins. The amount available under the revolving credit facilities reduces by $17.3 million (remainder of 2014), $84.1 million (2015), $27.3 million (2016), $28.2 million (2017) and $253.7 million (2018). All the revolving credit facilities may be used by the Partnership to fund general partnership purposes and to fund cash distributions. The Partnership is required to repay all borrowings used to fund cash distributions within 12 months of their being drawn, from a source other than further borrowings. The revolving credit facilities are collateralized by first-priority mortgages granted on seven of the Partnership’s vessels, together with other related security, and include a guarantee from the Partnership or its subsidiaries of all outstanding amounts.

At June 30, 2014, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $98.5 million. Interest payments on this loan are based on LIBOR plus 2.75% and require quarterly interest and principal payments and a bullet repayment of $50.7 million due at maturity in 2018. This loan facility is collateralized by a first-priority mortgage on the five vessels to which the loan relates, together with certain other related security, and is guaranteed by the Partnership.

At June 30, 2014, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $120.8 million. Interest payments on this loan are based on LIBOR plus 2.80% and require quarterly interest and principal payments and a bullet repayment of $83.3 million due at maturity in 2018. This loan facility is collateralized by a first-priority mortgage on one vessel to which the loan relates, together with certain other related security, and is guaranteed by the Partnership.

At June 30, 2014, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $130.0 million. Interest payments on this loan are based on LIBOR plus 2.75% and require quarterly interest and principal payments and a bullet repayment of $95.3 million due at maturity in 2018. This loan facility is collateralized by a first-priority mortgage on one vessel to which the loan relates, together with certain other related security, and is guaranteed by the Partnership.

The Partnership owns a 70% interest in Teekay Nakilat Corporation (or the Teekay Nakilat Joint Venture), a consolidated entity of the Partnership. The Teekay Nakilat Joint Venture has a U.S. Dollar-denominated term loan outstanding, which, as at June 30, 2014, totaled $284.5 million, of which $116.3 million bears interest at a fixed-rate of 5.39% and requires quarterly interest and principal payments over the remaining term of the loan maturing in 2018 and 2019. The remaining $168.2 million bears interest based on LIBOR plus 0.68%, which requires quarterly interest payments over the remaining term of the loan and will require bullet repayments of approximately $56.0 million for each of the three vessels due at maturity in 2018 and 2019. The term loan is collateralized by first-priority mortgages on the three vessels to which the loan relates, together with certain other related security and certain guarantees from the Partnership.

The Partnership owns a 69% interest in the Teekay Tangguh Joint Venture, a consolidated entity of the Partnership. The Teekay Tangguh Joint Venture has a U.S. Dollar-denominated term loan outstanding, which, as at June 30, 2014, totaled $291.6 million. Interest payments on the loan are based on LIBOR plus margins. Interest payments on one tranche under the loan facility are based on LIBOR plus 0.30%, while interest payments on the second tranche are based on LIBOR plus 0.63%. One tranche reduces in quarterly payments while the other tranche correspondingly is drawn up with a final $95.0 million bullet payment for each of two vessels due in 2021. This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other security and is guaranteed by the Partnership.

At June 30, 2014, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $99.0 million. Interest payments on one tranche under the loan facility are based on LIBOR plus 0.30%, while interest payments on the second tranche are based on LIBOR plus 0.70%. One tranche reduces in semi-annual payments while the other tranche correspondingly is drawn up every six months with a final $20.0 million bullet payment for each of two vessels due at maturity in 2021. This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other related security and is guaranteed by Teekay Corporation.

The Teekay Nakilat Joint Venture has a U.S. Dollar-denominated demand loan outstanding owing to Qatar Gas Transport Company Ltd. (Nakilat), which, as at June 30, 2014, totaled $13.3 million. Interest payments on this loan are based on a fixed interest rate of 4.84%. The loan is repayable on demand.

The Partnership has Norwegian Kroner (or NOK) 700 million of senior unsecured bonds that mature in May 2017 in the Norwegian bond market. As at June 30, 2014, the carrying amount of the bonds was $114.1 million and the bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.25%. The Partnership has a cross currency swap, to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 6.88% (see Note 10) and the transfer of principal fixed at $125.0 million upon maturity in exchange for NOK 700 million.

The Partnership has NOK 900 million of senior unsecured bonds that mature in September 2018 in the Norwegian bond market. As at June 30, 2014, the carrying amount of the bonds was $146.7 million and the bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 4.35%. The Partnership has a cross currency swap, to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 6.43% (see Note 10) and the transfer of principal fixed at $150.0 million upon maturity in exchange for NOK 900 million.

The Partnership has two Euro-denominated term loans outstanding, which as at June 30, 2014, totaled 241.7 million Euros ($330.8 million). Interest payments are based on EURIBOR plus margins, which ranged from 0.60% to 2.25% as of June 30, 2014, and the loans require monthly interest and principal payments. The term loans have varying maturities through 2023. The term loans are collateralized by first-priority mortgages on two vessels to which the loans relate, together with certain other related security and are guaranteed by the Partnership and one of its subsidiaries.

The weighted-average effective interest rate for the Partnership’s long-term debt outstanding at June 30, 2014 and December 31, 2013 was 2.52% and 2.48%, respectively. This rate does not reflect the effect of related interest rate swaps that the Partnership has used to economically hedge certain of its floating-rate debt (see Note 10). At June 30, 2014, the margins on the Partnership’s outstanding revolving credit facilities and term loans ranged from 0.30% to 2.80%.

All Euro-denominated term loans and NOK-denominated bonds are revalued at the end of each period using the then-prevailing U.S. Dollar exchange rate. Due primarily to the revaluation of the Partnership’s NOK-denominated bonds, the Partnership’s Euro-denominated term loans, capital leases and restricted cash, and the change in the valuation of the Partnership’s cross currency swap, the Partnership incurred foreign exchange (losses) gains of ($0.1) million and ($2.8) million, and ($0.8) million and $5.4 million, of which these amounts were primarily unrealized, for the three months ended June 30, 2014 and 2013, and the six months ended June 30, 2014 and 2013, respectively.

The aggregate annual long-term debt principal repayments required subsequent to June 30, 2014 are $53.1 million (remainder of 2014), $162.5 million (2015), $109.4 million (2016), $225.6 million (2017), $799.9 million (2018) and $454.0 million (thereafter).

The Partnership and a subsidiary of Teekay Corporation are borrowers under a loan arrangement and are joint and severally liable for the obligations to the lender. Obligations resulting from long-term debt joint and several liability arrangements are measured at the sum of the amount the Partnership agreed to pay, on the basis of its arrangement among the co-obligor, and any additional amount the Partnership expects to pay on behalf of the co-obligor. This loan arrangement matures in 2021 and as of June 30, 2014 had an outstanding balance of $195.2 million, of which $99.0 million was the Partnership’s share. Teekay Corporation has indemnified the Partnership in respect of any losses and expenses arising from any breach by the co-obligor of the terms and conditions of the loan facility.

Certain loan agreements require that (a) the Partnership maintains minimum levels of tangible net worth and aggregate liquidity, (b) the Partnership maintains certain ratios of vessel values as it relates to the relevant outstanding loan principal balance, (c) the Partnership not exceed a maximum level of leverage, and (d) one of the Partnership’s subsidiaries maintains restricted cash deposits. The Partnership’s ship-owning subsidiaries may not, among other things, pay dividends or distributions if the Partnership is in default under its term loans or revolving credit facilities. One of the Partnership’s term loans is guaranteed by Teekay Corporation and contains covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. As at June 30, 2014, the Partnership, and Teekay Corporation and their affiliates were in compliance with all covenants relating to the Partnership’s credit facilities and term loans.